Convertible Preferred Stock (Details) - Schedule of table summarize the Company’s outstanding Convertible Preferred Stock - EQRx, INC. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Conversion of Stock [Line Items]
Shares Authorized		453,543,080
Shares Issued and Outstanding		443,331,164
Carrying Value	$ 811,411,000	$ 740,155
Liquidation Preference	$ 812,537,000	$ 740,882
Series A Convertible Preferred Stock [Member]
Conversion of Stock [Line Items]
Shares Authorized		262,070,014
Shares Issued and Outstanding		262,070,014
Carrying Value		$ 243,536
Liquidation Preference		$ 243,882
Conversion Price		$ 0.9306
Series B Convertible Preferred Stock [Member]
Conversion of Stock [Line Items]
Shares Authorized		191,473,066
Shares Issued and Outstanding		181,261,150
Carrying Value		$ 496,619
Liquidation Preference		$ 497,000
Conversion Price		$ 2.7419